Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 18, 2021	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the five years in the period ended December 31, 2024. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table (“SCT”) for each applicable year to determine the “actual” compensation paid to our Principal Executive Officer (“PEO”) and the average “actual” compensation paid to our other Named Executive Officers (“Non-PEO NEOs”).

The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our Non-PEO NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2024, 2023, 2022, 2021, and 2020:

							Value of Initial Fixed $100 Investment Based On:
	SCT Total Compensation for Current CEO (Maxwell)(1)	Compensation Actually Paid to Current CEO (Maxwell)(1)(3)	SCT Total Compensation for Prior CEO (Bounds)(1)	Compensation Actually Paid to Prior CEO (Bounds)(1)(3)	Average SCT Total Compensation for Other NEOs(2)(3)	Average Compensation Actually Paid to Other NEOs(2)	Vaalco Cumulative TSR	Industry Index Cumulative TSR(4)	Peer Group Cumulative TSR(4)	Net Income ($M)	Company- Selected Performance Measure (Adjusted EBITDAX)($M)
2024	$3,015,493	$2,391,536			$1,171,801	$1,008,785	$223.69	$159.70	$78.89	$58.49	$303.00
2023	$1,976,426	$1,952,232			$927,936	$922,348	$219.40	$160.83	$89.65	$60.35	$280.40
2022	$1,718,252	$1,641,635			$830,337	$858,442	$210.27	$154.88	$84.38	$51.89	$186.60
2021	$657,363	$657,363	$2,314,678	$1,344,158	$598,451	$821,005	$144.59	$106.29	$63.15	$81.84	$85.80
2020			$1,405,340	$1,021,663	$567,276	$519,663	$79.73	$63.42	$64.68	($48.18)	$26.60
(1)	George Maxwell has been CEO since April 19, 2021. He replaced Cary Bounds, who resigned from that role April 18, 2021.
(2)	Other NEOs for the indicated years were, for 2024, Ronald Bain, Thor Pruckl, Matthew Powers, and Jason J. Doornik; for 2023, Ronald Bain, Thor Pruckl, Matthew Powers, and Jason J. Doornik; for 2022, Ronald Bain, David A. DesAutels, and Michael G. Silver; and, for 2021, Ronald Bain, David A. DesAutels, and Michael G. Silver. Mr. Bain was appointed as the Company’s Chief Financial Officer on June 21, 2021.
(3)	The Company deducted from, or added to, SCT Total Compensation the amounts listed in the table below to calculate Compensation Actually Paid (“CAP”) in accordance with Item 402(v) of Regulation S-K. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to SCT Total Compensation related to the value of benefits under such plans.
CEO
	2020	2021	2021	2022	2023	2024
	(Mr. Bounds)	(Mr. Bounds)	(Mr. Maxwell)	(Mr. Maxwell)	(Mr. Maxwell)	(Mr. Maxwell)
Total Compensation as Reported in the Summary Compensation Table (SCT)	$1,405,340	$2,314,678	$657,363	$1,718,252	$1,976,426	$3,015,493
Pension values reported in the SCT	$0	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year	($524,300)	($857,728)	$0	($521,502)	($825,002)	($1,683,465)
Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year - value at year-end	$805,249	$878,910	$0	$444,885	$846,385	$1,103,325
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	($237,767)	$550,113	$0	$0	($40,501)	($134,806)
Change in fair value from end of prior fiscal year to vesting date, for awards made in prior fiscal years that vested during current fiscal year	($426,858)	$888,665	$0	$0	($17,683)	$74,747
Fair value of equity compensation forfeited in current fiscal year determined at end of prior fiscal year	$0	($2,430,480)	$0	$0	$0	$0
Dividends or other earnings paid on equity awards during the year	$0	$0	$0	$0	$12,607	$16,240.97
Compensation Actually Paid	$1,021,663	$1,344,158	$657,363	$1,641,635	$1,952,232	$2,391,536

Other NEO Average

	2020	2021	2022	2023	2024
Total Compensation as Reported in the Summary Compensation Table (SCT)	$567,276	$598,451	$830,337	$927,936	$1,171,801
Pension values reported in the SCT	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year	($121,504)	($127,298)	($233,665)	($217,212)	($463,357)
Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year - value at year-end	$186,613	$130,441	$202,087	$222,840	$303,679
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	($52,305)	$80,160	$49,371	($12,770)	($3,882)
Change in fair value from end of prior fiscal year to vesting date, for awards made in prior fiscal years that vested during current fiscal year	($60,417)	$139,250	$164,599	($6,594)	$23,288
Fair value of equity compensation forfeited in current fiscal year determined at end of prior fiscal year	$0	$0	($156,497)	$0	($29,007)
Dividends or other earnings paid on equity awards during the year	$0	$0	$2,211	$8,148	$6,261.57
Compensation Actually Paid	$519,663	$821,005	$858,442	$922,348	$1,008,785
(4)	Last year the Company used the Industry Index (the S&P Oil & Gas Exploration & Production Select Industry Index) in lieu of its compensation Peer Group.

The Company elected this year to use its compensation Peer Group, as it is comprised of companies that, like Vaalco, are independent oil and gas producers, each with a similar geographic focus to Vaalco, and each of a size that renders the comparison more meaningful.

Company Selected Measure Name			Adjusted EBITDAX
Named Executive Officers, Footnote
(1)	George Maxwell has been CEO since April 19, 2021. He replaced Cary Bounds, who resigned from that role April 18, 2021.
(2)	Other NEOs for the indicated years were, for 2024, Ronald Bain, Thor Pruckl, Matthew Powers, and Jason J. Doornik; for 2023, Ronald Bain, Thor Pruckl, Matthew Powers, and Jason J. Doornik; for 2022, Ronald Bain, David A. DesAutels, and Michael G. Silver; and, for 2021, Ronald Bain, David A. DesAutels, and Michael G. Silver. Mr. Bain was appointed as the Company’s Chief Financial Officer on June 21, 2021.

Peer Group Issuers, Footnote
(4)	Last year the Company used the Industry Index (the S&P Oil & Gas Exploration & Production Select Industry Index) in lieu of its compensation Peer Group.

The Company elected this year to use its compensation Peer Group, as it is comprised of companies that, like Vaalco, are independent oil and gas producers, each with a similar geographic focus to Vaalco, and each of a size that renders the comparison more meaningful.

Changed Peer Group, Footnote
(4)	Last year the Company used the Industry Index (the S&P Oil & Gas Exploration & Production Select Industry Index) in lieu of its compensation Peer Group.

The Company elected this year to use its compensation Peer Group, as it is comprised of companies that, like Vaalco, are independent oil and gas producers, each with a similar geographic focus to Vaalco, and each of a size that renders the comparison more meaningful.

Adjustment To PEO Compensation, Footnote
(3)	The Company deducted from, or added to, SCT Total Compensation the amounts listed in the table below to calculate Compensation Actually Paid (“CAP”) in accordance with Item 402(v) of Regulation S-K. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to SCT Total Compensation related to the value of benefits under such plans.
CEO
	2020	2021	2021	2022	2023	2024
	(Mr. Bounds)	(Mr. Bounds)	(Mr. Maxwell)	(Mr. Maxwell)	(Mr. Maxwell)	(Mr. Maxwell)
Total Compensation as Reported in the Summary Compensation Table (SCT)	$1,405,340	$2,314,678	$657,363	$1,718,252	$1,976,426	$3,015,493
Pension values reported in the SCT	$0	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year	($524,300)	($857,728)	$0	($521,502)	($825,002)	($1,683,465)
Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year - value at year-end	$805,249	$878,910	$0	$444,885	$846,385	$1,103,325
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	($237,767)	$550,113	$0	$0	($40,501)	($134,806)
Change in fair value from end of prior fiscal year to vesting date, for awards made in prior fiscal years that vested during current fiscal year	($426,858)	$888,665	$0	$0	($17,683)	$74,747
Fair value of equity compensation forfeited in current fiscal year determined at end of prior fiscal year	$0	($2,430,480)	$0	$0	$0	$0
Dividends or other earnings paid on equity awards during the year	$0	$0	$0	$0	$12,607	$16,240.97
Compensation Actually Paid	$1,021,663	$1,344,158	$657,363	$1,641,635	$1,952,232	$2,391,536

Non-PEO NEO Average Total Compensation Amount			$ 1,171,801	$ 927,936	$ 830,337	$ 598,451	$ 567,276
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,008,785	922,348	858,442	821,005	519,663
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The Company deducted from, or added to, SCT Total Compensation the amounts listed in the table below to calculate Compensation Actually Paid (“CAP”) in accordance with Item 402(v) of Regulation S-K. Equity valuation assumptions for calculating CAP are not materially different from grant date valuation assumptions. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to SCT Total Compensation related to the value of benefits under such plans.

Other NEO Average

	2020	2021	2022	2023	2024
Total Compensation as Reported in the Summary Compensation Table (SCT)	$567,276	$598,451	$830,337	$927,936	$1,171,801
Pension values reported in the SCT	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year	($121,504)	($127,298)	($233,665)	($217,212)	($463,357)
Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0	$0
Fair value of equity awards granted during the fiscal year - value at year-end	$186,613	$130,441	$202,087	$222,840	$303,679
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	($52,305)	$80,160	$49,371	($12,770)	($3,882)
Change in fair value from end of prior fiscal year to vesting date, for awards made in prior fiscal years that vested during current fiscal year	($60,417)	$139,250	$164,599	($6,594)	$23,288
Fair value of equity compensation forfeited in current fiscal year determined at end of prior fiscal year	$0	$0	($156,497)	$0	($29,007)
Dividends or other earnings paid on equity awards during the year	$0	$0	$2,211	$8,148	$6,261.57
Compensation Actually Paid	$519,663	$821,005	$858,442	$922,348	$1,008,785

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, as well as the relationship between the Company’s cumulative TSR and the Peer Group’s TSR over such period.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and Net Income over the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adjusted EBITDAX

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and Adjusted EBITDAX over the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Description of Relationship Between PEO and Other NEO Compensation Actually Paid, Company TSR and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years, as well as the relationship between the Company’s cumulative TSR and the Peer Group’s TSR over such period.

Tabular List, Table

Most Important Financial Performance Measures for Fiscal Year 2024

The following is an unranked list of the four most important financial performance measures used to link executive compensation actually paid to our NEOs during the fiscal year 2024 with the Company’s performance. Please see the Compensation Discussion and Analysis for a further description of the metrics used in the Company’s executive compensation program.

•	Adjusted EBITDAX
•	WI Production (BOEPD)
•	Reserves
•	Revenue

Total Shareholder Return Amount			$ 223.69	219.4	210.27	144.59	79.73
Peer Group Total Shareholder Return Amount			78.89	89.65	84.38	63.15	64.68
Net Income (Loss)			$ 58,490,000	$ 60,350,000	$ 51,890,000	$ 81,840,000	$ (48,180,000)
Company Selected Measure Amount			303,000,000	280,400,000	186,600,000	85,800,000	26,600,000
PEO Name	Cary Bounds	George Maxwell	George Maxwell	George Maxwell	George Maxwell		Cary Bounds
Prior Peer Group Total Shareholder Return Amount			$ 159.7	$ 160.83	$ 154.88	$ 106.29	$ 63.42
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDAX
Measure:: 2
Pay vs Performance Disclosure
Name			WI Production (BOEPD)
Measure:: 3
Pay vs Performance Disclosure
Name			Reserves
Measure:: 4
Pay vs Performance Disclosure
Name			Revenue
George W. M. Maxwell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,015,493	1,976,426	1,718,252	657,363
PEO Actually Paid Compensation Amount			2,391,536	1,952,232	1,641,635	657,363
Cary M. Bounds [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						2,314,678	1,405,340
PEO Actually Paid Compensation Amount						1,344,158	1,021,663
PEO | George W. M. Maxwell [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | George W. M. Maxwell [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | George W. M. Maxwell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,683,465)	(825,002)	(521,502)	0
PEO | George W. M. Maxwell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,103,325	846,385	444,885	0
PEO | George W. M. Maxwell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(134,806)	(40,501)	0	0
PEO | George W. M. Maxwell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			74,747	(17,683)	0	0
PEO | George W. M. Maxwell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | George W. M. Maxwell [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,240.97	12,607	0	0
PEO | Cary M. Bounds [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Cary M. Bounds [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Cary M. Bounds [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(857,728)	(524,300)
PEO | Cary M. Bounds [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						878,910	805,249
PEO | Cary M. Bounds [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						550,113	(237,767)
PEO | Cary M. Bounds [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						888,665	(426,858)
PEO | Cary M. Bounds [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,430,480)	0
PEO | Cary M. Bounds [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(463,357)	(217,212)	(233,665)	(127,298)	(121,504)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			303,679	222,840	202,087	130,441	186,613
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,882)	(12,770)	49,371	80,160	(52,305)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,288	(6,594)	164,599	139,250	(60,417)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(29,007)	0	(156,497)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 6,261.57	$ 8,148	$ 2,211	$ 0	$ 0